Discontinued Operation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010
Discontinued Operations [Line Items]
Percentage of ownership interest distributed to Newshelf 899 (Pty) Limited	100.00%
Net asset value distributed	$ 2,949.7
Gold Fields Operations Limited [Member]
Discontinued Operations [Line Items]
Percentage of ownership interest	50.00%
GFI Joint Venture Holdings Pty Limited [Member]
Discontinued Operations [Line Items]
Percentage of ownership interest	50.00%